Voyage and Vessel Operating Expenses - Voyage Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Voyage expenses
Port Charges	$ 2,484	$ 694	$ 1,047
Bunkers	10,788	915	1,544
Commissions - third parties	947	1,347	1,180
Commissions - related parties	1,134	1,237	1,540
Chartered-in vessel expenses	4,050	17,909	11,180
Miscellaneous	195	327	348
Total voyage expenses	$ 19,598	$ 22,429	$ 16,839